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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds II

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—96.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	178,292	$74,883
AEROSPACE & DEFENSE—3.6%
Hexcel Corp.	51,060	2,112,863
Honeywell International, Inc.	962,900	99,371,280
Lockheed Martin Corp.	188,555	39,785,105
The Boeing Co.	400,800	48,148,104
		189,417,352
AIRLINES—1.0%
Delta Air Lines, Inc.	968,100	42,877,149
Spirit Airlines, Inc.*	203,300	8,497,940
		51,375,089
ALTERNATIVE CARRIERS—0.3%
Level 3 Communications, Inc.*	297,100	14,501,451
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
lululemon athletica, Inc.*	135,100	8,385,657
APPLICATION SOFTWARE—2.2%
Adobe Systems, Inc.*	446,500	39,796,545
salesforce.com, inc.*	1,122,121	76,371,555
		116,168,100
AUTO PARTS & EQUIPMENT—1.6%
Delphi Automotive PLC.	862,873	56,034,973
Lear Corp.	176,800	18,357,144
WABCO Holdings, Inc.*	89,797	8,050,301
		82,442,418
BIOTECHNOLOGY—5.7%
ACADIA Pharmaceuticals, Inc.*	596,200	12,335,378
Biogen, Inc.*	257,780	70,389,407
BioMarin Pharmaceutical, Inc.*	155,600	11,517,512
Celgene Corp.*	773,200	77,567,424
Gilead Sciences, Inc.	736,247	61,108,501
Incyte Corp.*	142,900	10,083,024
Vertex Pharmaceuticals, Inc.*	626,828	56,884,641
		299,885,887
BREWERS—2.0%
Anheuser-Busch InBev SA#	167,700	21,103,368
Molson Coors Brewing Co., Cl. B	919,700	83,214,456
		104,317,824
BROADCASTING—0.1%
CBS Corp., Cl. B	141,600	6,726,000
BUILDING PRODUCTS—0.4%
Fortune Brands Home & Security, Inc.	273,440	13,286,450
Lennox International, Inc.	48,100	5,763,342
		19,049,792
CABLE & SATELLITE—1.6%
Comcast Corporation, Cl. A	1,537,955	85,679,473
CASINOS & GAMING—0.0%
Las Vegas Sands Corp.	1,900	85,690

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—0.6%
Arista Networks, Inc.*	227,758	$13,672,313
ARRIS International PLC.*	635,500	16,186,185
NetScout Systems, Inc.*	184,940	3,985,457
		33,843,955
CONSUMER FINANCE—0.4%
Discover Financial Services	95,500	4,372,945
LendingClub Corp.*	887,981	6,553,300
Synchrony Financial*	368,391	10,469,672
		21,395,917
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
Alliance Data Systems Corp.*	69,581	13,901,588
Sabre Corp.	1,398,700	35,820,707
Visa, Inc., Cl. A	2,366,656	176,292,205
		226,014,500
DIVERSIFIED BANKS—0.1%
JPMorgan Chase & Co.	90,600	5,390,700
DRUG RETAIL—1.3%
CVS Caremark Corp.	470,381	45,434,101
Walgreens Boots Alliance, Inc.	320,750	25,570,190
		71,004,291
FOOD RETAIL—0.8%
The Kroger Co.	1,135,800	44,080,398
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	326,486	20,245,397
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	289,464	21,727,168
Dollar Tree, Inc.*	315,100	25,623,932
		47,351,100
HEALTH CARE EQUIPMENT—2.7%
Boston Scientific Corp.*	460,700	8,076,071
DexCom, Inc.*	357,999	25,518,169
Edwards Lifesciences Corp.*	593,000	46,378,530
Hologic, Inc.*	425,069	14,426,842
STERIS PLC.	702,500	48,641,100
		143,040,712
HEALTH CARE FACILITIES—1.5%
Acadia Healthcare Co., Inc.*	105,200	6,420,356
Amsurg Corp.*	314,214	22,997,323
HCA Holdings, Inc.*	443,151	30,834,446
Universal Health Services, Inc., Cl. B	186,200	20,973,568
		81,225,693
HOME ENTERTAINMENT SOFTWARE—0.6%
Activision Blizzard, Inc.	251,900	8,771,158
Electronic Arts, Inc.*	354,358	22,872,037
		31,643,195
HOME IMPROVEMENT RETAIL—0.3%
The Home Depot, Inc.	112,158	14,104,990

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—1.3%
Ctrip.com International Ltd.#*	415,760	$17,744,637
Norwegian Cruise Line Holdings Ltd.*	1,061,758	48,171,960
Royal Caribbean Cruises Ltd.	66,300	5,433,948
		71,350,545
HOUSEWARES & SPECIALTIES—2.1%
Jarden Corp.*	1,370,877	72,725,025
Newell Rubbermaid, Inc.	1,038,000	40,253,640
		112,978,665
INDUSTRIAL CONGLOMERATES—0.1%
General Electric Co.	203,722	5,928,310
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	245,525	31,110,473
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Verizon Communications, Inc.	268,500	13,416,945
INTERNET RETAIL—4.8%
Amazon.com, Inc.*	402,253	236,122,511
NetFlix, Inc.*	175,980	16,162,003
		252,284,514
INTERNET SOFTWARE & SERVICES—15.6%
Alibaba Group Holding Ltd.#*	30,700	2,057,821
Alphabet, Inc., Cl. C*	572,046	425,001,576
comScore, Inc.*	118,200	4,554,246
Demandware, Inc.*	59,400	2,520,342
Facebook, Inc., Cl. A*	2,514,418	282,142,844
GrubHub, Inc.*	158,926	2,995,755
LinkedIn Corp., Cl. A*	222,900	44,114,139
Match Group, Inc.*	857,600	10,762,880
Palantir Technologies, Inc., Cl. A*,@	348,292	3,517,749
Twitter, Inc.*	185,800	3,121,440
Yahoo! Inc.*	1,496,595	44,164,518
		824,953,310
INVESTMENT BANKING & BROKERAGE—0.6%
E*TRADE Financial Corp.*	211,700	4,987,652
Morgan Stanley	948,100	24,536,828
		29,524,480
LEISURE PRODUCTS—0.4%
Coach, Inc.	601,200	22,274,460
LIFE SCIENCES TOOLS & SERVICES—2.2%
Thermo Fisher Scientific, Inc.	879,614	116,161,825
MANAGED HEALTH CARE—2.4%
Aetna, Inc.	209,377	21,322,953
Humana, Inc.	107,500	17,499,925
UnitedHealth Group, Inc.	769,824	88,652,932
		127,475,810
MOVIES & ENTERTAINMENT—0.9%
The Walt Disney Co.	383,500	36,746,970
Time Warner, Inc.	190,300	13,404,732
		50,151,702

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.4%
Schlumberger Ltd.	112,000	$8,094,240
Weatherford International PLC.*	1,671,730	11,267,460
		19,361,700
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Anadarko Petroleum Corp.	299,391	11,703,194
EOG Resources, Inc.	115,000	8,167,300
		19,870,494
OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
Bank of America Corp.	1,472,757	20,824,784
PACKAGED FOODS & MEATS—0.6%
General Mills, Inc.	202,200	11,426,322
The Kraft Heinz Co.	111,457	8,700,333
The WhiteWave Foods Co.*	73,800	2,785,950
TreeHouse Foods, Inc.*	102,000	8,094,720
		31,007,325
PHARMACEUTICALS—6.2%
Allergan PLC.*	467,266	132,904,468
Bristol-Myers Squibb Co.	1,496,025	92,992,914
Eli Lilly & Co.	378,017	29,901,145
Mallinckrodt PLC.*	88,500	5,140,965
Pacira Pharmaceuticals, Inc.*	556,607	33,073,588
Shire PLC.	599,838	33,647,324
		327,660,404
RAILROADS—0.6%
Union Pacific Corp.	448,047	32,259,384
REGIONAL BANKS—0.4%
Citizens Financial Group, Inc.	972,011	20,655,234
RENEWABLE ELECTRICITY—0.1%
TerraForm Global, Inc., Cl. A	1,122,737	4,749,177
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	392,300	28,637,900
RESTAURANTS—3.0%
McDonald's Corp.	690,922	85,522,325
Starbucks Corp.	827,860	50,309,052
Yum! Brands, Inc.	341,810	24,736,790
		160,568,167
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	877,705	30,184,275
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.	198,500	14,250,315
SEMICONDUCTORS—3.9%
Avago Technologies Ltd.*	388,704	51,973,612
Broadcom Corp., Cl. A	937,300	51,242,191
Intel Corp.	225,700	7,001,214
Microsemi Corp.*	1,762,631	55,875,403
NXP Semiconductors NV*	364,161	27,231,959
Skyworks Solutions, Inc.	219,500	15,127,940
		208,452,319

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFT DRINKS—1.1%
PepsiCo, Inc.	604,715	$60,048,199
SPECIALIZED CONSUMER SERVICES—0.7%
ServiceMaster Global Holdings, Inc.*	841,500	35,519,715
SPECIALIZED FINANCE—0.1%
McGraw Hill Financial, Inc.	65,800	5,594,316
SPECIALTY CHEMICALS—0.8%
PPG Industries, Inc.	191,700	18,234,504
The Sherwin-Williams Co.	95,700	24,467,619
		42,702,123
SPECIALTY STORES—0.7%
Signet Jewelers Ltd.	299,098	34,695,368
SYSTEMS SOFTWARE—4.8%
Fortinet, Inc.*	345,600	9,725,184
Microsoft Corp.	4,278,920	235,725,703
ServiceNow, Inc.*	125,700	7,819,797
		253,270,684
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.	2,911,895	283,443,859
TOBACCO—0.7%
Altria Group, Inc.	614,400	37,545,984
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	1,561,571	41,022,470
United Rentals, Inc.*	336,871	16,139,490
		57,161,960
TOTAL COMMON STOCKS
(Cost $4,786,932,058)		5,103,525,189
PREFERRED STOCKS—0.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	1,537,428	645,720
Choicestream, Inc., Cl. B*,@,(a)	3,765,639	1,581,568
		2,227,288
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc.*,@,(a)	2,912,012	13,162,294
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	1,420,438	14,346,424
Palantir Technologies, Inc., Cl. D*,@	185,062	1,869,126
		16,215,550
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	171,099	6,447,010
TOTAL PREFERRED STOCKS
(Cost $32,736,484)		38,052,142
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Blackstone Group LP.	1,625,573	42,703,803
(Cost $53,503,541)		42,703,803

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2016 (Continued)

REAL ESTATE INVESTMENT TRUST—1.9%	SHARES	VALUE
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	1,436,304	$35,591,613
SPECIALIZED—1.2%
Crown Castle International Corp.	778,300	67,089,460
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $108,302,041)		102,681,073
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	2,715,111	2,715,111
(Cost $2,715,111)		2,715,111
Total Investments
(Cost $4,984,189,235)(b)	100.2%	5,289,677,318
Liabilities in Excess of Other Assets	(0.2)%	(10,716,784)
NET ASSETS	100.0%	$5,278,960,534

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Choicestream, Inc.	3/14/14	$51,705	0.00%	$74,883	0.00%
Choicestream, Inc., Cl. A	12/17/13	1,229,452	0.03%	645,720	0.01%
Choicestream, Inc., Cl. B	7/10/14	2,259,383	0.05%	1,581,568	0.03%
Intarcia Therapeutics, Inc.	3/27/14	5,541,897	0.14%	6,447,010	0.12%
JS Kred SPV I, LLC.	6/26/15	2,715,111	0.05%	2,715,111	0.05%
Palantir Technologies, Inc., Cl. A	10/07/14	2,266,336	0.05%	3,517,749	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	9,379,767	0.22%	14,346,424	0.27%
Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	1,869,126	0.04%
Prosetta Biosciences, Inc.	2/06/15	13,104,054	0.28%	13,162,294	0.25%
Total				$44,359,885	0.84%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b) At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,984,189,235, amounted to $305,488,083 which consisted of aggregate gross unrealized appreciation of $554,948,496 and aggregate gross unrealized depreciation of $249,460,413.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2016

COMMON STOCKS—-3.3%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—-0.1%
Deere & Co.	(69,000)	$(5,313,690)
BREWERS—-0.1%
The Boston Beer Co., Inc., Cl. A*	(19,600)	(3,513,300)
BROADCASTING—-0.2%
Scripps Networks Interactive, Inc., Cl. A	(196,200)	(11,962,314)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—-0.1%
PACCAR, Inc.	(90,900)	(4,460,463)
DATA PROCESSING & OUTSOURCED SERVICES—-0.7%
Automatic Data Processing, Inc.	(476,870)	(39,623,128)
GENERAL MERCHANDISE STORES—-0.2%
Target Corp.	(145,800)	(10,558,836)
HOTELS RESORTS & CRUISE LINES—-0.2%
Carnival Corp.	(165,400)	(7,960,702)
INDUSTRIAL MACHINERY—-0.2%
Nordson Corp.	(191,300)	(11,560,259)
LEISURE PRODUCTS—-0.2%
Hasbro, Inc.	(119,300)	(8,861,604)
RESTAURANTS—-0.2%
Brinker International, Inc.	(264,600)	(13,161,204)
SEMICONDUCTORS—-0.4%
Analog Devices, Inc.	(103,900)	(5,596,054)
Linear Technology Corp.	(148,700)	(6,353,951)
Texas Instruments, Inc.	(182,700)	(9,670,311)
		(21,620,316)
SPECIALTY CHEMICALS—-0.2%
The Valspar Corp.	(137,600)	(10,778,208)
SYSTEMS SOFTWARE—-0.2%
NetSuite, Inc.*	(133,300)	(9,247,021)
TRADING COMPANIES & DISTRIBUTORS—-0.3%
Fastenal Co.	(201,900)	(8,189,064)
WW Grainger, Inc.	(35,700)	(7,021,833)
		(15,210,897)
TOTAL (Proceeds $185,237,425)		$(173,831,942)

* Non-income producing security.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—93.5%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	3,619	$1,520
AEROSPACE & DEFENSE—3.6%
Hexcel Corp.	24,450	1,011,741
Honeywell International, Inc.	17,515	1,807,548
		2,819,289
AGRICULTURAL & FARM MACHINERY—0.5%
Lindsay Corp.	5,510	387,573
AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp.	5,515	732,833
United Parcel Service, Inc., Cl. B	9,750	908,700
		1,641,533
APPLICATION SOFTWARE—1.2%
SAP SE#	11,780	940,044
AUTO PARTS & EQUIPMENT—2.4%
BorgWarner, Inc.	18,195	534,205
Delphi Automotive PLC.	7,260	471,464
Johnson Controls, Inc.	24,140	865,902
		1,871,571
AUTOMOBILE MANUFACTURERS—1.9%
Tesla Motors, Inc.*	7,545	1,442,604
COMMODITY CHEMICALS—0.7%
Calgon Carbon Corp.	33,530	542,851
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	31,190	742,010
CONSTRUCTION & ENGINEERING—0.6%
AECOM*	16,870	462,913
CONSUMER ELECTRONICS—0.9%
Harman International Industries, Inc.	9,665	718,979
CONSUMER FINANCE—0.5%
Synchrony Financial*	14,710	418,058
DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Alliance Data Systems Corp.*	3,065	612,356
Visa, Inc., Cl. A	17,900	1,333,371
		1,945,727
DISTRIBUTORS—1.8%
LKQ Corp.*	51,590	1,413,566
DRUG RETAIL—1.6%
CVS Caremark Corp.	12,950	1,250,840
ELECTRIC UTILITIES—2.4%
Duke Energy Corp.	9,935	748,105
ITC Holdings Corp.	27,560	1,099,644
		1,847,749
ELECTRICAL COMPONENTS & EQUIPMENT—4.0%
Acuity Brands, Inc.	12,295	2,488,877
SolarCity Corp.*	17,275	615,854
		3,104,731
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
Itron, Inc.*	15,035	495,554

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ENVIRONMENTAL & FACILITIES SERVICES—4.2%
Clean Harbors, Inc.*	11,545	$511,559
Covanta Holding Corp.	37,680	532,795
Tetra Tech, Inc.	37,500	993,375
Waste Management, Inc.	23,160	1,226,322
		3,264,051
FOOTWEAR—3.6%
NIKE, Inc., Cl. B	45,380	2,814,014
HOME IMPROVEMENT RETAIL—4.1%
The Home Depot, Inc.	25,585	3,217,570
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	13,504	1,103,142
HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores, Inc.	4,540	301,274
INDUSTRIAL CONGLOMERATES—1.3%
General Electric Co.	34,377	1,000,371
INDUSTRIAL MACHINERY—2.3%
Woodward Governor Co.	19,370	894,701
Xylem, Inc.	25,755	925,892
		1,820,593
INTERNET RETAIL—3.4%
Amazon.com, Inc.*	4,510	2,647,370
INTERNET SOFTWARE & SERVICES—9.3%
Alphabet, Inc., Cl. A*	2,530	1,926,216
Alphabet, Inc., Cl. C*	2,536	1,884,121
eBay, Inc.*	21,835	512,249
Facebook, Inc., Cl. A*	25,840	2,899,506
		7,222,092
LIFE & HEALTH INSURANCE—0.7%
Lincoln National Corp.	12,950	511,007
MANAGED HEALTH CARE—2.4%
Aetna, Inc.	11,810	1,202,731
Humana, Inc.	4,065	661,741
		1,864,472
MOVIES & ENTERTAINMENT—2.1%
The Walt Disney Co.	16,885	1,617,921
PACKAGED FOODS & MEATS—1.1%
The WhiteWave Foods Co.*	22,670	855,792
PHARMACEUTICALS—8.0%
Allergan PLC.*	6,980	1,985,321
Bristol-Myers Squibb Co.	28,475	1,770,006
Johnson & Johnson	16,505	1,723,782
Merck & Co., Inc.	14,250	722,048
		6,201,157
RENEWABLE ELECTRICITY—0.2%
TerraForm Power, Inc., Cl. A	17,705	175,457
RESTAURANTS—4.1%
Chipotle Mexican Grill, Inc.*	2,905	1,315,878

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—(CONT.)
Starbucks Corp.	30,110	$1,829,785
		3,145,663
SEMICONDUCTORS—4.9%
Broadcom Corp., Cl. A	20,825	1,138,503
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,060	397,080
First Solar, Inc.*	22,100	1,517,386
Intel Corp.	25,545	792,406
		3,845,375
SOFT DRINKS—2.2%
The Coca-Cola Co.	40,030	1,718,088
SPECIALTY CHEMICALS—0.9%
Chemtura Corp.*	27,245	714,909
SYSTEMS SOFTWARE—2.2%
Microsoft Corp.	31,350	1,727,071
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.4%
Apple, Inc.	47,490	4,622,676
EMC Corp.	15,480	383,440
		5,006,116
TOTAL COMMON STOCKS
(Cost $53,182,625)		72,820,617
PREFERRED STOCKS—0.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	31,215	13,110
Choicestream, Inc., Cl. B*,@,(a)	69,819	29,324
		42,434
TOTAL PREFERRED STOCKS
(Cost $66,853)		42,434
Total Investments
(Cost $53,249,478)(b)	93.5%	72,863,051
Other Assets in Excess of Liabilities	6.5%	5,039,649
NET ASSETS	100.0%	$77,902,700

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Choicestream, Inc.	3/14/14	$1,050	0.00%	$1,520	0.00%
Choicestream, Inc., Cl. A	12/17/13	24,962	0.03%	13,110	0.01%
Choicestream, Inc., Cl. B	7/10/14	41,891	0.05%	29,324	0.04%
Total				$43,954	0.05%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments January 31, 2016 (Continued)

(b) At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $53,249,478, amounted to $19,613,573 which consisted of aggregate gross unrealized appreciation of $22,124,695 and aggregate gross unrealized depreciation of $2,511,122.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—86.7%	SHARES	VALUE
AEROSPACE & DEFENSE—3.1%
Hexcel Corp.	3,834	$158,651
TransDigm Group, Inc.*	379	85,173
		243,824
AIRLINES—1.1%
United Continental Holdings, Inc.*	1,715	82,800
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Under Armour, Inc., Cl. A*	967	82,611
APPLICATION SOFTWARE—1.0%
ACI Worldwide, Inc.*	4,364	78,116
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	6,048	72,576
AUTO PARTS & EQUIPMENT—3.7%
Delphi Automotive PLC.	3,050	198,067
WABCO Holdings, Inc.*	952	85,347
		283,414
BIOTECHNOLOGY—2.0%
Vertex Pharmaceuticals, Inc.*	1,739	157,814
BUILDING PRODUCTS—1.1%
Lennox International, Inc.	698	83,634
DATA PROCESSING & OUTSOURCED SERVICES—6.8%
Alliance Data Systems Corp.*	592	118,276
MAXIMUS, Inc.	3,363	179,483
Sabre Corp.	8,838	226,341
		524,100
ELECTRONIC EQUIPMENT MANUFACTURERS—2.0%
FEI Co.	2,128	154,174
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
Stericycle, Inc.*	1,572	189,190
GENERAL MERCHANDISE STORES—2.2%
Dollar Tree, Inc.*	2,098	170,609
HEALTH CARE EQUIPMENT—3.0%
STERIS PLC.	3,337	231,054
HEALTH CARE FACILITIES—5.2%
Amsurg Corp.*	2,489	182,170
VCA Antech, Inc.*	4,363	223,691
		405,861
HEALTH CARE TECHNOLOGY—2.8%
Medidata Solutions, Inc.*	5,024	214,676
HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	717	90,170
HOTELS RESORTS & CRUISE LINES—2.4%
Norwegian Cruise Line Holdings Ltd.*	4,147	188,149
HOUSEWARES & SPECIALTIES—3.0%
Jarden Corp.*	4,447	235,913
INTERNET RETAIL—0.8%
Amazon.com, Inc.*	107	62,809
INTERNET SOFTWARE & SERVICES—3.4%
Criteo SA#*	3,005	88,888

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Facebook, Inc., Cl. A*	1,572	$176,394
		265,282
LEISURE PRODUCTS—1.6%
Coach, Inc.	3,247	120,301
OIL & GAS EQUIPMENT & SERVICES—1.2%
Weatherford International PLC.*	13,827	93,194
PHARMACEUTICALS—1.6%
Pacira Pharmaceuticals, Inc.*	2,128	126,446
REGIONAL BANKS—1.5%
Citizens Financial Group, Inc.	5,578	118,533
RESEARCH & CONSULTING SERVICES—4.7%
CoStar Group, Inc.*	938	164,497
Verisk Analytics, Inc., Cl. A*	2,796	204,108
		368,605
SECURITY & ALARM SERVICES—2.0%
Tyco International PLC.	4,560	156,818
SEMICONDUCTORS—4.2%
Microsemi Corp.*	6,082	192,799
Skyworks Solutions, Inc.	1,951	134,463
		327,262
SPECIALIZED CONSUMER SERVICES—2.7%
ServiceMaster Global Holdings, Inc.*	4,966	209,615
SPECIALTY CHEMICALS—4.6%
Axalta Coating Systems Ltd.*	8,289	197,361
Balchem Corp.	1,836	103,073
The Sherwin-Williams Co.	211	53,947
		354,381
SPECIALTY STORES—5.1%
Signet Jewelers Ltd.	1,100	127,600
Tractor Supply Co.	1,470	129,816
Ulta Salon, Cosmetics & Fragrance, Inc.*	773	140,044
		397,460
SYSTEMS SOFTWARE—3.6%
ServiceNow, Inc.*	2,106	131,014
TubeMogul, Inc.*	13,396	150,973
		281,987
TRADING COMPANIES & DISTRIBUTORS—3.0%
HD Supply Holdings, Inc.*	8,720	229,074
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SBA Communications Corp., Cl. A*	1,359	134,922
TOTAL COMMON STOCKS
(Cost $7,056,968)		6,735,374
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Blackstone Group LP.	2,405	63,179
(Cost $84,496)		63,179

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2016 (Continued)

REAL ESTATE INVESTMENT TRUST—3.1%	SHARES	VALUE
MORTGAGE—2.0%
Blackstone Mortgage Trust, Inc., Cl. A	6,039	$149,646
SPECIALIZED—1.1%
Crown Castle International Corp.	998	86,028
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $254,160)		235,674
Total Investments
(Cost $7,395,624)(a)	90.6%	7,034,227
Other Assets in Excess of Liabilities	9.4%	733,243
NET ASSETS	100.0%	$7,767,470

* Non-income producing security.
# American Depositary Receipts.
(a) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $7,395,624, amounted to $361,397 which consisted of aggregate gross unrealized appreciation of $419,686 and aggregate gross unrealized depreciation of $781,083.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—60.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
Honeywell International, Inc.	12,250	$1,264,200
The Boeing Co.	9,905	1,189,888
		2,454,088
APPLICATION SOFTWARE—1.7%
Blackbaud, Inc.	10,645	654,454
Guidewire Software, Inc.*	9,380	516,275
salesforce.com, inc.*	11,560	786,774
		1,957,503
AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC.	18,500	1,201,390
BIOTECHNOLOGY—3.1%
ACADIA Pharmaceuticals, Inc.*	6,325	130,864
Celgene Corp.*	10,410	1,044,331
Gilead Sciences, Inc.	9,500	788,500
Incyte Corp.*	6,360	448,762
Vertex Pharmaceuticals, Inc.*	11,905	1,080,379
		3,492,836
BREWERS—1.9%
Molson Coors Brewing Co., Cl. B	16,720	1,512,826
SABMiller PLC.	9,980	597,652
		2,110,478
CABLE & SATELLITE—1.6%
Comcast Corporation, Cl. A	32,033	1,784,558
CONSUMER FINANCE—0.6%
LendingClub Corp.*	88,920	656,230
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Sabre Corp.	24,550	628,726
Vantiv, Inc., CL. A*	13,365	628,823
Visa, Inc., Cl. A	15,625	1,163,906
		2,421,455
DRUG RETAIL—0.5%
CVS Caremark Corp.	5,595	540,421
ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
FLIR Systems, Inc.	28,260	826,322
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Stericycle, Inc.*	5,965	717,888
FOOD RETAIL—0.2%
Whole Foods Market, Inc.	8,180	239,756
GENERAL MERCHANDISE STORES—1.4%
Burlington Stores, Inc.*	9,940	534,076
Dollar General Corp.	8,800	660,528
Dollar Tree, Inc.*	4,950	402,534
		1,597,138
HEALTH CARE EQUIPMENT—2.5%
DexCom, Inc.*	7,690	548,143
Edwards Lifesciences Corp.*	8,580	671,042
Hologic, Inc.*	16,109	546,739
Intuitive Surgical, Inc.*	670	362,370

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
STERIS PLC.	9,867	$683,191
		2,811,485
HEALTH CARE FACILITIES—0.6%
Acadia Healthcare Co., Inc.*	1,485	90,630
Universal Health Services, Inc., Cl. B	5,302	597,217
		687,847
HEALTH CARE SUPPLIES—0.5%
Neogen Corp.*	11,590	604,766
HOTELS RESORTS & CRUISE LINES—0.8%
Norwegian Cruise Line Holdings Ltd.*	19,325	876,775
HOUSEWARES & SPECIALTIES—0.5%
Jarden Corp.*	10,725	568,961
INDUSTRIAL CONGLOMERATES—0.3%
Danaher Corp.	4,570	395,990
INTERNET RETAIL—2.4%
Amazon.com, Inc.*	4,625	2,714,875
INTERNET SOFTWARE & SERVICES—10.5%
Alphabet, Inc., Cl. C*	7,087	5,265,287
Criteo SA#*	16,110	476,534
Cvent, Inc.*	18,870	498,357
Demandware, Inc.*	18,155	770,317
Facebook, Inc., Cl. A*	28,310	3,176,665
Palantir Technologies, Inc., Cl. A*,@	6,606	66,721
Stamps.com, Inc.*	8,525	799,815
Tencent Holdings Ltd.	15,810	297,023
Yahoo! Inc.*	20,510	605,250
		11,955,969
LEISURE PRODUCTS—0.7%
Coach, Inc.	21,470	795,463
LIFE SCIENCES TOOLS & SERVICES—1.4%
Thermo Fisher Scientific, Inc.	12,420	1,640,185
MANAGED HEALTH CARE—1.1%
UnitedHealth Group, Inc.	11,355	1,307,642
MOVIES & ENTERTAINMENT—1.1%
Lions Gate Entertainment Corp.	29,277	765,594
Live Nation Entertainment, Inc.*	22,440	509,388
		1,274,982
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Anadarko Petroleum Corp.	16,175	632,281
OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
Bank of America Corp.	33,410	472,417
PHARMACEUTICALS—3.5%
Allergan PLC.*	4,652	1,323,168
Bristol-Myers Squibb Co.	25,475	1,583,526
Pacira Pharmaceuticals, Inc.*	3,985	236,789
Shire PLC.#	5,075	854,123
		3,997,606

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
REGIONAL BANKS—0.7%
Citizens Financial Group, Inc.	37,735	$801,869
RENEWABLE ELECTRICITY—0.1%
TerraForm Global, Inc., Cl. A	21,123	89,349
RESEARCH & CONSULTING SERVICES—1.6%
Verisk Analytics, Inc., Cl. A*	25,000	1,825,000
RESTAURANTS—2.7%
Fiesta Restaurant Group, Inc.*	15,125	550,550
McDonald's Corp.	9,935	1,229,754
Panera Bread Co., Cl. A*	2,875	557,750
Shake Shack, Inc., Cl. A*	21,470	742,433
		3,080,487
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.	5,040	361,822
SEMICONDUCTORS—3.0%
Avago Technologies Ltd.*	7,340	981,431
Broadcom Corp., Cl. A	8,655	473,169
Microsemi Corp.*	32,845	1,041,187
NXP Semiconductors NV*	12,440	930,263
		3,426,050
SOFT DRINKS—1.6%
PepsiCo, Inc.	18,530	1,840,029
SYSTEMS SOFTWARE—3.4%
Fortinet, Inc.*	4,320	121,565
Microsoft Corp.	49,495	2,726,680
TubeMogul, Inc.*	94,320	1,062,986
		3,911,231
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.7%
Apple, Inc.	19,650	1,912,731
TRADING COMPANIES & DISTRIBUTORS—0.7%
HD Supply Holdings, Inc.*	31,230	820,412
TOTAL COMMON STOCKS
(Cost $71,252,177)		68,806,287
PREFERRED STOCKS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	41,418	187,209
Tolero Pharmaceuticals, Inc.*,@,(a)	106,120	320,069
		507,278
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	26,941	272,104
Palantir Technologies, Inc., Cl. D*,@	3,510	35,451
		307,555
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	2,964	111,683
TOTAL PREFERRED STOCKS
(Cost $803,532)		926,516

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2016 (Continued)

RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Adolor Corp., CPR, 12/31/2049*,@,(b)	49,870	$–
(Cost $–)		–
MASTER LIMITED PARTNERSHIP—0.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	37,895	995,502
(Cost $1,270,738)		995,502
REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	23,640	585,799
SPECIALIZED—0.6%
Crown Castle International Corp.	7,811	673,308
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,338,177)		1,259,107
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)—21.9%	SHARES	VALUE

United States Treasury Bill, 0.00% 2/08/16	25,000,000	24,998,765
(Cost $24,998,765)		24,998,765
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	159,212	159,212
(Cost $159,212)		159,212
Total Investments
(Cost $99,822,601)(c)	85.3%	97,145,389
Other Assets in Excess of Liabilities	14.7%	16,777,740
NET ASSETS	100.0%	$113,923,129

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Adolor Corp., CPR	10/24/11	$–	0.00%	$–	–%
Intarcia Therapeutics, Inc.	3/27/14	96,004	0.14%	111,683	0.10%
JS Kred SPV I, LLC.	6/26/15	159,212	0.15%	159,212	0.14%
Palantir Technologies, Inc., Cl. A	10/07/14	42,985	0.05%	66,721	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	177,903	0.22%	272,104	0.24%
Palantir Technologies, Inc., Cl. D	10/14/14	23,176	0.03%	35,451	0.03%
Prosetta Biosciences, Inc.	2/06/15	186,380	0.25%	187,209	0.16%
Tolero Pharmaceuticals, Inc.	8/01/14	154,147	0.20%	154,147	0.13%
Tolero Pharmaceuticals, Inc.	10/31/14	165,922	0.20%	165,922	0.15%
Total				$1,152,449	1.01%

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2016 (Continued)

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(c) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $99,822,601, amounted to $2,677,212 which consisted of aggregate gross unrealized appreciation of $5,984,669 and aggregate gross unrealized depreciation of $8,661,881.
See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2016

COMMON STOCKS—-16.1%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—-0.3%
Deere & Co.	(4,215)	$(324,597)
APPAREL RETAIL—-0.3%
The Gap, Inc.	(14,365)	(355,103)
APPLICATION SOFTWARE—-0.1%
Workday, Inc., Cl. A*	(2,225)	(140,197)
ASSET MANAGEMENT & CUSTODY BANKS—-0.2%
T. Rowe Price Group, Inc.	(2,710)	(192,275)
AUTOMOBILE MANUFACTURERS—-0.1%
General Motors Co.	(4,370)	(129,527)
BREWERS—-0.4%
The Boston Beer Co., Inc., Cl. A*	(2,210)	(396,142)
BROADCASTING—-0.4%
Scripps Networks Interactive, Inc., Cl. A	(6,504)	(396,549)
CASINOS & GAMING—-0.2%
Wynn Resorts Ltd.	(4,055)	(273,064)
COMMUNICATIONS EQUIPMENT—-0.4%
Palo Alto Networks, Inc.*	(1,815)	(271,324)
Polycom, Inc.*	(21,585)	(219,951)
		(491,275)
COMPUTER & ELECTRONICS RETAIL—-0.3%
Best Buy Co., Inc.	(5,335)	(149,007)
GameStop Corp., Cl. A	(6,965)	(182,553)
		(331,560)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—-0.3%
PACCAR, Inc.	(7,345)	(360,419)
CONSUMER FINANCE—-0.1%
Capital One Financial Corp.	(1,940)	(127,303)
DATA PROCESSING & OUTSOURCED SERVICES—-1.0%
Automatic Data Processing, Inc.	(14,075)	(1,169,492)
DIVERSIFIED BANKS—-0.3%
SPDR S&P Regional Banking ETF	(9,673)	(354,612)
ELECTRICAL COMPONENTS & EQUIPMENT—-0.2%
Emerson Electric Co.	(5,545)	(254,959)
FOOD DISTRIBUTORS—-0.2%
United Natural Foods, Inc.*	(5,680)	(198,914)
GAS UTILITIES—-0.2%
National Fuel Gas Co.	(5,310)	(240,702)
GENERAL MERCHANDISE STORES—-0.5%
Target Corp.	(7,615)	(551,478)
HEALTH CARE EQUIPMENT—-1.2%
ResMed, Inc.	(6,650)	(377,055)
Varian Medical Systems, Inc.*	(7,971)	(614,803)
Zeltiq Aesthetics, Inc.*	(9,065)	(210,489)
Zimmer Biomet Holdings, Inc.	(2,291)	(227,405)
		(1,429,752)
HEALTH CARE FACILITIES—-0.2%
Community Health Systems, Inc.*	(8,845)	(189,991)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—-0.2%
Cerner Corp.*	(4,200)	$(243,642)
HOTELS RESORTS & CRUISE LINES—-0.1%
Carnival Corp.	(2,890)	(139,096)
INDUSTRIAL MACHINERY—-0.7%
Donaldson Co., Inc.	(16,470)	(464,125)
Nordson Corp.	(5,105)	(308,495)
		(772,620)
INSURANCE BROKERS—-0.4%
Aon PLC.	(4,620)	(405,775)
INTERNET RETAIL—-0.3%
Expedia, Inc.	(3,460)	(349,598)
INTERNET SOFTWARE & SERVICES—-0.7%
Cimpress NV*	(1,985)	(155,862)
Constant Contact, Inc.*	(11,025)	(348,500)
Zillow Group, Inc., Cl. C*	(13,630)	(279,415)
		(783,777)
IT CONSULTING & OTHER SERVICES—-0.4%
Accenture PLC., Cl. A	(3,880)	(409,495)
LEISURE PRODUCTS—-0.2%
Hasbro, Inc.	(3,555)	(264,065)
MANAGED HEALTH CARE—-0.2%
Anthem, Inc.	(1,910)	(249,236)
MARKET INDICES—-0.8%
iShares Russell 2000 Growth ETF	(3,115)	(387,880)
Powershares QQQ Trust Series 1	(5,535)	(576,360)
		(964,240)
OIL & GAS REFINING & MARKETING—-0.2%
Phillips 66	(2,865)	(229,630)
REGIONAL BANKS—-0.5%
Cullen/Frost Bankers, Inc.	(7,225)	(345,788)
Hancock Holding Co.	(7,140)	(171,074)
		(516,862)
RESTAURANTS—-0.5%
Brinker International, Inc.	(6,830)	(339,724)
Dunkin' Brands Group, Inc.	(4,935)	(194,242)
		(533,966)
SEMICONDUCTORS—-2.0%
Analog Devices, Inc.	(2,205)	(118,761)
Linear Technology Corp.	(11,540)	(493,104)
Silicon Motion Technology Corp.#	(9,325)	(289,914)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(13,600)	(303,960)
Texas Instruments, Inc.	(18,812)	(995,719)
		(2,201,458)
SPECIALTY CHEMICALS—-0.3%
The Valspar Corp.	(4,875)	(381,859)
SYSTEMS SOFTWARE—-1.2%
Check Point Software Technologies Ltd.*	(5,075)	(399,961)
NetSuite, Inc.*	(4,025)	(279,214)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
Oracle Corp.	(19,700)	$(715,307)
		(1,394,482)
TOBACCO—-0.3%
Philip Morris International, Inc.	(3,830)	(344,738)
TRADING COMPANIES & DISTRIBUTORS—-0.2%
Fastenal Co.	(4,295)	(174,205)
TOTAL Common Stocks		$(18,266,655)
(Proceeds $19,933,828)
REAL ESTATE INVESTMENT TRUST—-0.4%	SHARES	VALUE
OFFICE REITS—-0.2%
Boston Properties, Inc.	(2,040)	(237,069)
RETAIL REITS—-0.2%
Simon Property Group, Inc.	(1,255)	(233,781)
TOTAL Real Estate Investment Trust		$(470,850)
(Proceeds $479,619)
TOTAL (Proceeds $20,413,447)		$(18,737,505)

* Non-income producing security.
# American Depositary Receipts.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—95.8%	SHARES	VALUE
BRAZIL—4.6%
BREWERS—0.9%
Ambev SA	49,435	$231,404
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Cielo SA	21,290	181,161
INDUSTRIAL MACHINERY—0.7%
WEG SA	47,228	182,790
MANAGED HEALTH CARE—0.6%
Odontoprev SA	62,884	158,922
MULTI-LINE INSURANCE—0.9%
BB Seguridade Participacoes SA	40,500	235,132
PAPER PRODUCTS—0.8%
Suzano Papel e Celulose SA	49,681	198,214
TOTAL BRAZIL
(Cost $1,581,394)		1,187,623
CAYMAN ISLANDS—3.1%
COMMODITY CHEMICALS—0.6%
Green Seal Holdings Ltd.	49,000	163,533
INTERNET RETAIL—0.8%
JD.com, Inc.#*	7,510	195,485
MOVIES & ENTERTAINMENT—0.3%
IMAX China Holding, Inc.*(a)	13,100	83,797
RESTAURANTS—1.4%
Gourmet Master Co., Ltd.	55,000	365,682
TOTAL CAYMAN ISLANDS
(Cost $780,394)		808,497
CHILE—0.7%
BREWERS—0.7%
Cia Cervecerias Unidas SA#	8,900	192,151
(Cost $184,289)
CHINA—20.7%
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Li Ning Co., Ltd.*	464,000	214,085
CONSTRUCTION & ENGINEERING—1.9%
China Communications Construction Co., Ltd.	190,206	169,905
China State Construction International Holdings Ltd.	201,568	325,516
		495,421
CONSUMER ELECTRONICS—0.8%
Haier Electronics Group Co., Ltd.	120,000	211,849
ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
PAX Global Technology Ltd.	260,145	264,050
HEALTH CARE FACILITIES—0.6%
Phoenix Healthcare Group Co., Ltd.	174,913	152,671
HOTELS RESORTS & CRUISE LINES—0.9%
Ctrip.com International Ltd.#*	5,220	222,790
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.4%
Huadian Power International Corp., Ltd.	246,000	147,381
Huaneng Renewables Corp., Ltd.	955,760	206,552
		353,933

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CHINA—(CONT.)
INDUSTRIAL CONGLOMERATES—1.0%
China Everbright International Ltd.	244,299	$259,483
INTEGRATED OIL & GAS—0.9%
China Petroleum & Chemical Corp.	421,423	238,083
INTERNET RETAIL—0.8%
Vipshop Holdings Ltd.#*	15,362	197,248
INTERNET SOFTWARE & SERVICES—5.4%
Alibaba Group Holding Ltd.#*	5,027	336,960
Tencent Holdings Ltd.	55,207	1,037,177
		1,374,137
LIFE & HEALTH INSURANCE—1.8%
China Life Insurance Co., Ltd.	77,047	187,199
Ping An Insurance Group Co., of China Ltd.	60,232	273,676
		460,875
REAL ESTATE DEVELOPMENT—1.1%
China Overseas Land & Investment Ltd.	97,033	284,131
WIRELESS TELECOMMUNICATION SERVICES—2.3%
China Mobile Ltd.	54,230	597,769
TOTAL CHINA
(Cost $6,075,567)		5,326,525
COLOMBIA—1.3%
CONSTRUCTION MATERIALS—0.8%
Cementos Argos SA	77,541	215,201
PACKAGED FOODS & MEATS—0.5%
Grupo Nutresa SA	17,945	128,690
TOTAL COLOMBIA
(Cost $445,539)		343,891
HONG KONG—2.6%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.5%
China Resources Land Ltd.	56,000	138,839
FOOD RETAIL—0.8%
China Resources Beer Holdings Company Ltd.	126,000	200,288
LIFE & HEALTH INSURANCE—1.3%
AIA Group Ltd.	59,319	330,173
TOTAL HONG KONG
(Cost $706,456)		669,300
INDIA—11.6%
AUTO PARTS & EQUIPMENT—1.4%
Motherson Sumi Systems Ltd.	91,204	362,661
AUTOMOBILE MANUFACTURERS—0.8%
Maruti Suzuki India Ltd.	3,253	197,928
CONSTRUCTION & ENGINEERING—1.0%
Voltas Ltd.	59,010	250,852
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Tata Motors Ltd.#*	9,105	227,443
CONSTRUCTION MATERIALS—0.8%
Shree Cement Ltd.	1,264	200,232
DIVERSIFIED BANKS—2.4%
Axis Bank Ltd.	41,465	252,277

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
DIVERSIFIED BANKS—(CONT.)
HDFC Bank Ltd.	20,334	$373,530
		625,807
OIL & GAS REFINING & MARKETING—0.9%
Reliance Industries Ltd.	15,636	239,963
PHARMACEUTICALS—2.4%
Aurobindo Pharma Ltd.	37,057	460,015
Sun Pharmaceutical Industries Ltd.	13,271	172,772
		632,787
WIRELESS TELECOMMUNICATION SERVICES—1.0%
Bharti Infratel Ltd.	46,089	247,609
TOTAL INDIA
(Cost $2,830,774)		2,985,282
INDONESIA—2.6%
ALTERNATIVE CARRIERS—0.8%
Tower Bersama Infrastructure Tbk PT*	451,912	208,671
DIVERSIFIED BANKS—1.2%
Bank Rakyat Indonesia Persero Tbk., PT	355,369	293,082
HEALTH CARE FACILITIES—0.6%
Mitra Keluarga Karyasehat Tbk PT	1,011,700	160,695
TOTAL INDONESIA
(Cost $758,391)		662,448
LUXEMBOURG—1.4%
APPLICATION SOFTWARE—0.8%
Globant SA*	6,720	204,422
PACKAGED FOODS & MEATS—0.6%
Adecoagro SA*	12,150	144,828
TOTAL LUXEMBOURG
(Cost $322,557)		349,250
MALAYSIA—1.3%
BROADCASTING—0.6%
Astro Malaysia Holdings Bhd	223,000	150,143
CONSTRUCTION & ENGINEERING—0.7%
IJM Corp., Bhd	219,100	182,459
TOTAL MALAYSIA
(Cost $334,662)		332,602
MEXICO—5.6%
AIRPORT SERVICES—0.5%
Grupo Aeroportuario del Pacifico SAB de CV	16,100	135,679
DIVERSIFIED REAL ESTATE ACTIVITIES—1.4%
Corp Inmobiliaria Vesta SAB de CV	256,181	367,472
GAS UTILITIES—1.1%
Infraestructura Energetica Nova SAB de CV	70,975	278,837
RESTAURANTS—1.2%
Alsea SAB de CV	88,300	313,921
SPECIALIZED FINANCE—1.4%
Unifin Financiera SAB de CV SOFOM ENR*	117,656	344,677
TOTAL MEXICO
(Cost $1,442,496)		1,440,586

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PERU—0.6%
DIVERSIFIED BANKS—0.6%
Credicorp Ltd.	1,589	$161,061
(Cost $227,631)
PHILIPPINES—1.4%
PACKAGED FOODS & MEATS—1.4%
Universal Robina Corp.	90,051	365,850
(Cost $368,144)
RUSSIA—2.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
QIWI PLC.#	14,610	188,615
FOOD RETAIL—1.4%
Magnit PJSC(b)	2,281	89,521
X5 Retail Group NV*,(b)	13,833	255,911
		345,432
TOTAL RUSSIA
(Cost $695,486)		534,047
SOUTH AFRICA—4.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Brait SE*	32,589	339,790
CABLE & SATELLITE—2.2%
Naspers Ltd.	4,467	564,722
OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
FirstRand Ltd.	50,633	143,694
PHARMACEUTICALS—0.8%
Aspen Pharmacare Holdings Ltd.	11,764	200,360
TOTAL SOUTH AFRICA
(Cost $1,243,826)		1,248,566
SOUTH KOREA—14.8%
AUTOMOBILE MANUFACTURERS—0.9%
Hyundai Motor Co.	2,023	225,115
BUILDING PRODUCTS—0.8%
LG Hausys Ltd.	2,020	199,142
COMMODITY CHEMICALS—1.0%
LG Chem Ltd.	988	245,343
COMPUTER & ELECTRONICS RETAIL—0.8%
LOTTE Himart Co., Ltd.*	4,218	197,702
DIVERSIFIED BANKS—0.9%
Shinhan Financial Group Co., Ltd.	7,538	241,792
HOUSEHOLD APPLIANCES—0.5%
Cuckoo Electronics Co., Ltd.*	716	141,858
HOUSEHOLD PRODUCTS—1.3%
LG Household & Health Care Ltd.	392	324,287
INDUSTRIAL MACHINERY—0.1%
Viatron Technologies, Inc.*	1,187	23,022
INTERNET SOFTWARE & SERVICES—1.4%
NAVER Corp.	685	358,426
PACKAGED FOODS & MEATS—1.1%
CJ CheilJedang Corp.	849	290,042

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—(CONT.)
PROPERTY & CASUALTY INSURANCE—1.3%
Hyundai Marine & Fire Insurance Co., Ltd.	12,579	$337,977
SEMICONDUCTOR EQUIPMENT—0.5%
Eo Technics Co., Ltd.*	1,207	126,059
SEMICONDUCTORS—4.2%
Samsung Electronics Co., Ltd.	1,130	1,084,888
TOTAL SOUTH KOREA
(Cost $4,134,322)		3,795,653
SWITZERLAND—2.2%
IT CONSULTING & OTHER SERVICES—2.2%
Luxoft Holding, Inc.*	7,559	567,530
(Cost $308,601)
TAIWAN—10.3%
COMPUTER STORAGE & PERIPHERALS—1.1%
Primax Electronics Ltd.	258,000	296,856
DIVERSIFIED BANKS—1.7%
E.Sun Financial Holding Co., Ltd.	528,055	272,805
SinoPac Financial Holdings Co., Ltd.	609,544	163,138
		435,943
ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
Chroma ATE, Inc.	124,900	246,836
SEMICONDUCTORS—6.5%
ASPEED Technology, Inc.	19,079	191,576
Chipbond Technology Corp.	186,000	262,538
eMemory Technology, Inc.	22,000	255,042
Sitronix Technology Corp.	108,000	319,166
Taiwan Semiconductor Manufacturing Co., Ltd.	150,000	642,891
		1,671,213
TOTAL TAIWAN
(Cost $2,849,009)		2,650,848
THAILAND—2.0%
CONSTRUCTION MATERIALS—0.8%
The Siam Cement PCL	18,050	219,785
HIGHWAYS & RAILTRACKS—1.2%
Airports of Thailand PCL.	28,200	300,063
TOTAL THAILAND
(Cost $505,073)		519,848
UNITED ARAB EMIRATES—0.7%
DIVERSIFIED BANKS—0.7%
Abu Dhabi Commercial Bank PJSC	109,448	181,170
(Cost $226,874)
UNITED KINGDOM—1.3%
AIRLINES—1.3%
Wizz Air Holdings PLC.*(a)	12,718	344,377
(Cost $251,787)
TOTAL COMMON STOCKS
(Cost $26,273,272)		24,667,105

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2016 (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
UNITED STATES—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	43,241	$43,241
(Cost $43,241)
Total Investments
(Cost $26,316,513)(c)	96.0%	24,710,346
Other Assets in Excess of Liabilities	4.0%	1,023,755
NET ASSETS	100.0%	$25,734,101

* Non-income producing security.
# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent
1.6% of the net assets of the Portfolio.
(b) Global Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
JS Kred SPV I, LLC.	6/26/15	$43,241	0.15%	$43,241	0.17%
Total				$43,241	0.17%

(c) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $26,316,513, amounted to $1,606,167 which consisted of aggregate gross unrealized appreciation of $2,642,167 and aggregate gross unrealized depreciation of $4,248,334.

See Notes to Financial Statements

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst
Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares,
Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-
transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include foreign cash U.S. dollars and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$996,868,443	$996,793,560	—	$74,883
Consumer Staples	348,004,021	348,004,021	—	—
Energy	39,232,194	39,232,194	—	—
Financials	103,385,431	103,385,431	—	—
Health Care	1,095,450,331	1,061,803,007	33,647,324	—
Industrials	422,064,363	422,064,363	—	—
Information Technology	1,992,040,237	1,988,522,488	—	3,517,749
Materials	73,812,596	73,812,596	—	—
Telecommunication Services	27,918,396	27,918,396	—	—
Utilities	4,749,177	4,749,177	—	—
TOTAL COMMON STOCKS	$5,103,525,189	$5,066,285,233	$33,647,324	$3,592,632

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	42,703,803	42,703,803	—	—
PREFERRED STOCKS
Consumer Discretionary	2,227,288	—	—	2,227,288
Health Care	19,609,304	—	—	19,609,304
Information Technology	16,215,550	—	—	16,215,550
TOTAL PREFERRED STOCKS	$38,052,142	—	—	$38,052,142
REAL ESTATE INVESTMENT TRUST
Financials	102,681,073	102,681,073	—	—
SPECIAL PURPOSE VEHICLE
Financials	2,715,111	—	—	2,715,111
TOTAL INVESTMENTS IN
SECURITIES	$5,289,677,318	$5,211,670,109	$33,647,324	$44,359,885
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	52,504,660	52,504,660	—	—
Consumer Staples	3,513,300	3,513,300	—	—
Industrials	36,545,309	36,545,309	—	—
Information Technology	70,490,465	70,490,465	—	—
Materials	10,778,208	10,778,208	—	—
TOTAL COMMON STOCKS	$173,831,942	$173,831,942	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$18,890,778	$18,889,258	—	$1,520
Consumer Staples	5,229,136	5,229,136	—	—
Financials	929,065	929,065	—	—
Health Care	8,065,629	8,065,629	—	—
Industrials	14,501,054	14,501,054	—	—
Information Technology	21,923,989	21,923,989	—	—
Materials	1,257,760	1,257,760	—	—
Utilities	2,023,206	2,023,206	—	—
TOTAL COMMON STOCKS	$72,820,617	$72,819,097	—	$1,520
PREFERRED STOCKS
Consumer Discretionary	42,434	—	—	42,434
TOTAL INVESTMENTS IN
SECURITIES	$72,863,051	$72,819,097	—	$43,954

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,755,704	$1,755,704	—	—
Energy	93,194	93,194	—	—
Financials	191,109	191,109	—	—
Health Care	1,135,851	1,135,851	—	—
Industrials	1,274,795	1,274,795	—	—
Information Technology	1,795,418	1,795,418	—	—
Materials	354,381	354,381	—	—
Telecommunication Services	134,922	134,922	—	—
TOTAL COMMON STOCKS	$6,735,374	$6,735,374	—	—
MASTER LIMITED PARTNERSHIP
Financials	63,179	63,179	—	—
REAL ESTATE INVESTMENT TRUST
Financials	235,674	235,674	—	—
TOTAL INVESTMENTS IN
SECURITIES	$7,034,227	$7,034,227	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 13,894,629	$13,894,629	—	—
Consumer Staples	4,730,684	4,133,032	597,652	—
Energy	632,281	632,281	—	—
Financials	1,930,516	1,930,516	—	—
Health Care	14,542,367	14,542,367	—	—
Industrials	6,213,378	6,213,378	—	—
Information Technology	26,773,083	26,409,339	297,023	66,721
Utilities	89,349	89,349	—	—
TOTAL COMMON STOCKS	$68,806,287	$67,844,891	$894,675	$66,721
MASTER LIMITED PARTNERSHIP
Financials	995,502	995,502	—	—
PREFERRED STOCKS
Health Care	618,961	—	—	618,961
Information Technology	307,555	—	—	307,555
TOTAL PREFERRED STOCKS	$926,516	—	—	$926,516
REAL ESTATE INVESTMENT TRUST
Financials	1,259,107	1,259,107	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	159,212	—	—	159,212
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
•	24,998,765	—	24,998,765	—
TOTAL INVESTMENTS IN
SECURITIES	$97,145,389	$70,099,500	$25,893,440	$1,152,449

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	3,324,006	3,324,006	—	—
Consumer Staples	939,794	939,794	—	—
Energy	229,630	229,630	—	—
Financials	1,596,827	1,596,827	—	—
Health Care	2,112,621	2,112,621	—	—
Industrials	1,886,800	1,886,800	—	—
Information Technology	6,590,176	6,590,176	—	—
Market Indices	964,240	964,240	—	—
Materials	381,859	381,859	—	—
Utilities	240,702	240,702	—	—
TOTAL COMMON STOCKS	$18,266,655	$18,266,655	—	—
REAL ESTATE INVESTMENT TRUST
Financials	470,850	470,850	—	—
TOTAL SECURITIES SOLD SHORT $	18,737,505	$18,737,505	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,872,429	$1,156,887	$2,715,542	—
Consumer Staples	2,222,972	721,580	1,501,392	—
Energy	478,046	—	478,046	—
Financials	4,921,615	1,246,740	3,674,875	—
Health Care	1,305,435	—	1,305,435	—
Industrials	2,373,288	135,679	2,237,609	—
Information Technology	6,564,193	1,297,527	5,266,666	—
Materials	1,242,308	215,201	1,027,107	—
Telecommunication Services	1,054,049	—	1,054,049	—
Utilities	632,770	278,837	353,933	—
TOTAL COMMON STOCKS	$24,667,105	$5,052,451	$19,614,654	—
SPECIAL PURPOSE VEHICLE
Financials	43,241	—	—	43,241
TOTAL INVESTMENTS IN
SECURITIES	$24,710,346	$5,052,451	$19,614,654	$43,241

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2015	$3,209,511
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	383,121
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	3,592,632
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$383,121

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2015	$36,227,853
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,824,289
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	38,052,142
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$1,824,289

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2015	$2,715,111
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	2,715,111
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Green Fund	Common Stocks
Opening balance at November 1, 2015	$1,520
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	1,520
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Green Fund	Preferred Stocks
Opening balance at November 1, 2015	$42,434
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	42,434
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2015	$59,454
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	7,267
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	66,721
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$7,267

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2015	$892,192
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	34,324
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	926,516
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$34,324

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2015	$159,212
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	159,212
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2015	$43,241
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	43,241
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	January 31, 2016	Methodology	Input	Range
Alger Spectra Fund
Common Stocks	$3,592,632	Income	Discount Rate	22.5-40%
		Approach
Preferred Stocks	$38,052,142	Income	Discount Rate	10-40%
		Approach
Special Purpose Vehicle	$2,715,111	Cost	Purchase Price	Cost
		Approach
Alger Green Fund
Common Stocks	$1,520	Income	Discount Rate	40%
		Approach
Preferred Stocks	$42,434	Income	Discount Rate	40%
		Approach
Alger Dynamic Opportunities Fund
Common Stocks	$66,721	Income	Discount Rate	22.50%
		Approach
Preferred Stocks	$926,516	Income	Discount Rate	10-22.5%
		Approach
Rights	$0	Cost	Probability of	0%
		Approach	Success
Special Purpose Vehicle	$159,212	Cost	Purchase Price	Cost
		Approach
Alger Emerging Markets Fund
Special Purpose Vehicle	$43,241	Cost	Purchase Price	Cost
		Approach

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2016 there were no transfers of securities between Level 1, Level 2 and
Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2016, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$124,012,228	$124,012,228	—	—
Alger Green Fund	4,945,078	4,945,078	—	—
Alger Dynamic Opportunities Fund	14,268,211	14,268,211	—	—
Alger Emerging Markets Fund	867,257	867,257	—	—
Alger Mid Cap Focus Fund	692,042	692,042	—	—
Total	$144,784,816	$144,784,816	—	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending January 31, 2016

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2016. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at					Value at
	October 31,			Shares at	Dividend	January 31,
Security	2015	Additions	Reductions	January 31, 2016	Income	2016
Alger Spectra Fund
Common Stocks
Choicestream Inc.*	178,292	—	—	178,292	—	$74,883
Preferred Stocks

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

	Choicestream, Inc.	5,303,067	—	—	5,303,067	—	$2,227,288
	Class A & Class B*
	Prosetta Biosciences,	2,912,012	—	—	2,912,012	—	$13,162,294
	Inc.*

Alger Green Fund
	Common Stocks
	Choicestream Inc.*	3,619	—	—	3,619	—	$1,520
	Preferred Stocks
	Choicestream, Inc.	101,034	—	—	101,034	—	$42,434
	Class A & Class B*
Alger Dynamic Opportunities Fund
	Preferred Stocks
	Prosetta Biosciences,	41,418	—	—	41,418	—	$187,209
	Inc.*
	Tolero Pharmaceuticals,	106,120	—	—	106,120	—	$320,069
	Inc.*

*	Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2016